Commitments related to operational activities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2023	Jan. 14, 2022
Disclosure of detailed information about financial instruments [line items]
Commitment amount	€ 133,633	€ 187,248	€ 221,136
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Amount committed to pay					€ 13,300
Commitment amount	93,553	156,870	183,366	€ 277,600
Remaining amount payable under contract	88,400
Bonus or malus capped amount				€ 700
Contract CRO with Pharmaceutical Research Associates B.V. | China
Disclosure of detailed information about financial instruments [line items]
Commitment amount	23,900
Others
Disclosure of detailed information about financial instruments [line items]
Commitment amount	31,576	18,476	€ 23,442
Supplier Fisher Clinical | Others
Disclosure of detailed information about financial instruments [line items]
Commitment amount	6,900	9,800
Supplier Marken SAS | Others
Disclosure of detailed information about financial instruments [line items]
Commitment amount	€ 5,100	€ 0